Net Loss Per Share Attributable to Ordinary Shareholders - Schedule of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Numerator:
Net loss	$ (22,797)	$ (78,937)
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic	9,558,418	9,048,392
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted	9,558,418	9,048,392
Net loss per share attributable to ordinary shareholders, basic	$ (2.39)	$ (8.72)
Net loss per share attributable to ordinary shareholders, diluted	$ (2.39)	$ (8.72)